Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net
8.	Intangible assets, net

	As of December 31, 2024				As of December 31, 2025
		Accumulated				Accumulated
		amortization	Accumulated	Net		amortization	Accumulated	Net
	Cost	(Note a)	Impairment	amount	Cost	(Note a)	Impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domain names	15,004	(15,004)	—	—	14,452	(14,452)	—	—
Trademarks	24,987	(16,811)	—	8,176	24,987	(20,584)	—	4,403
Payment license (Note b)	319,660	—	—	319,660	319,660	—	—	319,660
Others	72,574	(55,659)	(16,907)	8	72,574	(55,663)	(16,907)	4
Total	432,225	(87,474)	(16,907)	327,844	431,673	(90,699)	(16,907)	324,067

Notes:

(a)

Amortization expenses for intangible assets were RMB3,778, RMB3,778 and RMB3,777 for the years ended December 31, 2023, 2024 and 2025, respectively. Amortization expenses are expected to be at RMB3,777 for the year ending December 31, 2026, RMB630 for the year ending December 31, 2027, and nil for the years ending December 31, 2028, 2029 and 2030, respectively.

(b)

Payment license has a legal life of 5 years, which enables the Group to provide payment services and qualifies as a paying institution. The Group renewed the license on June 27, 2022 with expiry date in June 2027. The Group believes it would be able to renew the payment license at minimal cost continuously and has the ability to do so. As a result, the payment license is considered by the Group as having an indefinite life because it is expected to contribute to net cash inflow indefinitely.

(c)	No impairment on intangible assets was recognized during the years ended December 31, 2023, 2024 and 2025, respectively.